Lease liabilities - Summary (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Lease liabilities
Non-current	$ 325,569	$ 283,549
Current	52,941	54,431
Lease liabilities	$ 378,510	$ 337,980	$ 246,854